SCHEDULE VI-Supplemental Information Concerning Property - Casualty Insurance Operations Supplemental Information Concerning Property - Casualty Insurance Operations (Detail) (USD $)
In Millions, unless otherwise specified
12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Disclosure Supplemental Information Concerning Property Casualty Insurance Operations [Abstract]
Losses and Loss Adjustment Expenses Incurred Related to Current Year	$ 13,330.3	$ 12,427.3	$ 11,926.0
Losses and Loss Adjustment Expenses Incurred Related to Prior Years	(24.1)	45.1	22.0
Paid Losses and Loss Adjustment Expenses	$ 13,068.5	$ 12,014.9	$ 11,431.8